BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation of Projected Benefit Obligations, Plan Assets and Funded Status of Plans

Obligations and Funded Status.   A reconciliation of the projected benefit obligations, plan assets and funded status of the plans is as follows:

	Pension Benefits		Other Benefits
	2012	2011	2012	2011
	(In millions)
Change in projected benefit obligation
Benefit obligation at January 1,	$746.1	$678.0	$29.9	$33.6
Service cost	6.5	6.4	0.5	0.6
Interest cost	33.4	34.5	1.2	1.6
Plan participants' contributions	-	-	1.1	1.1
Amendments	7.5	-	-	-
Actuarial loss (gain)	68.7	70.0	(1.7)	(3.0)
Foreign currency exchange rate changes	1.8	(1.2)	-	-
Curtailments	(29.2)	-	-	-
Settlements	(77.3)	-	-	-
Benefits paid	(40.7)	(41.6)	(3.7)	(4.0)
Projected benefit obligation at December 31,	716.8	746.1	27.3	29.9
Change in plan assets
Fair value of plan assets at January 1,	583.0	569.9	19.3	18.9
Actual return on plan assets	59.0	9.2	2.1	0.4
Employer contributions	7.6	46.6	2.6	2.9
Plan participants' contributions	-	-	1.1	1.1
Foreign currency exchange rate changes	1.7	(1.1)	-	-
Settlements	(62.6)	-	-	-
Benefits paid	(40.7)	(41.6)	(3.7)	(4.0)
Fair value of plan assets at December 31,	548.0	583.0	21.4	19.3
Funded status of plan	$(168.8)	$(163.1)	$(5.9)	$(10.6)

Benefit Costs Included in Accumulated Other Comprehensive Loss that have not yet Recognized in Net Periodic Pension Cost

The following table represents the net amounts recognized, or the funded status of our pension and other postretirement benefit plans, in our Consolidated Balance Sheets at December 31, 2012 and 2011:

	Pension Benefits		Other Benefits
(In millions)	2012	2011	2012	2011
Amounts recognized in the statements of financial position consist of:
Current liabilities	$(3.7)	$(3.8)	$-	$-
Long-term liabilities	(165.1)	(159.3)	(5.9)	(10.6)
Net amount recognized	$(168.8)	$(163.1)	$(5.9)	$(10.6)

Amounts Recognized in Other Comprehensive Income (Loss)

Changes in plan assets and benefit obligations recognized in other comprehensive income:

	Pension Benefits		Other Benefits
(In millions)	2012	2011	2012	2011
Amounts arising during the period:
Net actuarial loss (gain), net of taxes of $21.8 and $39.2 in 2012 and 2011, respectively, for pension benefits and $(0.8) and $(0.6) in 2012 and 2011, respectively, for other benefits	$36.2	$68.9	$(1.8)	$(1.0)
Foreign currency exchange rate (gain) loss, net of taxes of $0.0 and $(0.0) in 2012 and 2011, respectively, for pension benefits	0.1	(0.1)	-	-
Prior service (credit) cost, net of taxes of $2.8 for pension benefits in 2012	4.7	-	-	-

Amounts recognized in net periodic benefit cost during the period:
Recognized actuarial loss, net of taxes of $(5.9) and $(4.4) in 2012 and 2011, respectively, for pension benefits and $(0.4) and $(0.5) in 2012 and 2011, respectively, for other benefits	(10.1)	(7.6)	(0.7)	(0.8)
Amortization of prior service cost, net of taxes of $(0.3) in 2012 and 2011 for pension benefits and $0.1 in 2012 and 2011 for other benefits	(0.5)	(0.5)	0.1	0.1
Curtailments, net of taxes of $(10.6) in 2012 for pension benefits	(18.4)	-	-	-
Settlements, net of taxes of $(19.5) in 2012 for pension benefits	(33.5)	-	-	-
Total recognized in other comprehensive income	$(21.5)	$60.7	$(2.4)	$(1.7)

Components of Net Periodic Benefit Cost

Components of Net Periodic Benefit Cost.

	Pension Benefits			Other Benefits
	2012	2011	2010	2012	2011	2010
	(In millions)
Service cost	$6.5	$6.4	$6.4	$0.5	$0.6	$0.5
Interest cost	33.4	34.5	34.9	1.2	1.6	1.7
Expected return on plan assets	(46.6)	(46.6)	(44.8)	(1.6)	(1.7)	(1.5)
Amortization of prior service cost	0.8	0.8	0.8	(0.2)	(0.2)	(0.2)
Recognized actuarial loss	16.0	12.0	9.2	1.1	1.3	1.2
Net periodic benefit cost	10.1	7.1	6.5	1.0	1.6	1.7
Curtailments	(0.2)	-	-	-	-	-
Settlements	38.9	-	-	-	-	-
Total net periodic benefit cost	$48.8	$7.1	$6.5	$1.0	$1.6	$1.7

Amount of Prior Service Cost and Actuarial Loss Included in Accumulated Other Comprehensive Loss that is Expected to Be Recognized in Net Periodic Benefit Cost

The following represents the amount of prior service cost and actuarial loss included in accumulated other comprehensive loss that is expected to be recognized in net periodic benefit cost during the twelve months ending December 31, 2013:

	Pension	Other
(In millions)	Benefits	Benefits
Actuarial loss, net of taxes of $6.3 for pension benefits and $0.4 for other benefits	$10.8	$0.6
Prior service cost, net of taxes of $0.5 for pension benefits and $(0.1) for other benefits	$0.8	$(0.1)

Effect of One-Percentage Point Change in Assumed Healthcare Cost Trend Rates

	1-Percentage	1-Percentage
(In millions)	Point Increase	Point Decrease
Effect on total service and interest cost components	$0.2	$(0.2)
Effect on accumulated postretirement benefit obligation	$2.7	$(2.3)

Estimated Future Benefits Payable for Retirement and Postretirement Plans

We estimate that the future benefits payable for our retirement and postretirement plans are as follows at December 31, 2012:

	U.S. Defined	Non-U.S. Defined	Other
Years ending December 31,	Benefit Plans	Benefit Plans	Benefit Plans
	(In millions)
2013	$40.3	$2.7	$2.2
2014	$40.7	$2.7	$2.2
2015	$40.6	$2.7	$2.2
2016	$40.7	$2.8	$2.0
2017	$40.4	$3.0	$2.0
Next five fiscal years to December 31, 2022	$199.7	$16.3	$9.1

Reconciliation of Beginning and Ending Balances for Plan Assets Valued using Significant Unobservable Inputs

The following table shows a reconciliation of the beginning and ending balances for assets valued using significant unobservable inputs:

	Private Equity	Hedge Funds	Real Assets
	(In millions)
Balance at December 31, 2011	$33.0	$92.9	$9.8
Return on plan assets:
Unrealized	1.0	4.7	0.6
Realized	1.6	1.0	-
Purchases	6.5	5.9	1.2
Sales	(6.1)	(15.4)	(0.5)
Balance at December 31, 2012	$36.0	$89.1	$11.1

Benefit Obligations
Weighted-Average Assumptions used to Determine Benefit Obligations and Net Periodic Benefit Cost

Weighted-Average Assumptions.

Weighted-average assumptions used to determine	Pension Benefits		Other Benefits
benefit obligations at December 31,	2012	2011	2012	2011
Discount rate	4.17%	4.60%	4.03%	4.29%
Rate of compensation increase	3.56%	4.41%	N/A	N/A

Benefit Costs
Weighted-Average Assumptions used to Determine Benefit Obligations and Net Periodic Benefit Cost

Weighted-average assumptions used to determine	Pension Benefits			Other Benefits
net periodic benefit cost at December 31,	2012	2011	2010	2012	2011	2010
Discount rate	4.60%	5.24%	5.77%	4.29%	4.90%	5.45%
Expected return on plan assets	7.67%	7.73%	7.73%	7.75%	7.75%	7.75%
Rate of compensation increase	4.41%	4.37%	4.37%	N/A	N/A	N/A

Pension Benefits [Member]
Fair Value of Plan Assets

The fair value of the pension assets at December 31, 2012, is as follows:

			Fair Value Measurements at Reporting Date Using:
Description		Fair Value at December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
		(In millions)
Large-Cap Equity	(1)	$94.5	$94.5	$-	$-
Small and Mid-Cap Equity	(1)	19.6	19.6	-	-
International Equity	(1) (2)	109.3	67.4	41.9	-
Fixed Income	(1) (2)	162.4	11.2	151.2	-
Private Equity	(3)	36.0	-	-	36.0
Hedge Funds	(4)	89.1	-	-	89.1
Real Assets	(1) (5)	29.3	18.2	-	11.1
Cash	(1)	7.8	7.8	-	-
Total		$548.0	$218.7	$193.1	$136.2

(1)	Fair value is based on observable market prices for the assets.

(2)
For the portion of this asset class categorized as Level 2, fair value is determined using dealer and broker quotations, certain pricing models, bid prices, quoted prices for similar assets and liabilities in active markets, or other inputs that are observable or can be corroborated by observable market data.

(3)
Private equity investments are initially valued at cost. Fund managers periodically review the valuations utilizing subsequent company- specific transactions or deterioration in the company’s financial performance to determine if fair value adjustments are necessary. Private equity investments are typically viewed as long term, less liquid investments with return of capital coming via cash distributions from the sale of underlying fund assets. The Plan intends to hold these investments through each fund’s normal life cycle and wind down period.  As of December 31, 2012, we had $24.2 million of remaining commitments related to these private equity investments.

(4)
Fair value is reported by the fund manager based on observable market prices for actively traded assets within the funds, as well as financial models, comparable financial transactions or other factors relevant to the specific asset for assets with no observable market.  These investments are redeemable quarterly with a range of 30 – 90 days notice.

(5)
For the portion of this asset class categorized as Level 3, fair value is reported by the fund manager based on a combination of the following valuation approaches: current replacement cost less deterioration and obsolescence, a discounted cash flow model of income streams and comparable market sales. As of December 31, 2012, we had $7.8 million of remaining commitments related to the real asset investments.

Other Benefits [Member]
Fair Value of Plan Assets

The fair value of the postretirement assets at December 31, 2012, is as follows:

			Fair Value Measurements at Reporting Date Using:
Description		Fair Value at December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
		(In millions)
Large-Cap Equity	(1)	$4.1	$4.1	$-	$-
Small and Mid-Cap Equity	(1)	0.8	0.8	-	-
International Equity	(1) (2)	3.6	2.9	0.7	-
Fixed Income	(1) (2)	5.9	0.5	5.4	-
Private Equity	(3)	1.6	-	-	1.6
Hedge Funds	(4)	3.8	-	-	3.8
Real Assets	(1) (5)	1.3	0.8	-	0.5
Cash	(1)	0.3	0.3	-	-
Total		$21.4	$9.4	$6.1	$5.9

(1)	Fair value is based on observable market prices for the assets.

(2)
For the portion of this asset class categorized as Level 2, fair value is determined using dealer and broker quotations, certain pricing models, bid prices, quoted prices for similar assets and liabilities in active markets, or other inputs that are observable or can be corroborated by observable market data.

(3)
Private equity investments are initially valued at cost. Fund managers periodically review the valuations utilizing subsequent company- specific transactions or deterioration in the company’s financial performance to determine if fair value adjustments are necessary. Private equity investments are typically viewed as long term, less liquid investments with return of capital coming via cash distributions from the sale of underlying fund assets. The Plan intends to hold these investments through each fund’s normal life cycle and wind down period.

(4)
Fair value is reported by the fund manager based on observable market prices for actively traded assets within the funds, as well as financial models, comparable financial transactions or other factors relevant to the specific asset for assets with no observable market. These investments are redeemable quarterly with a range of 30 – 90 days notice.

(5)
For the portion of this asset class categorized as Level 3, fair value is reported by the fund manager based on a combination of the following valuation approaches: current replacement cost less deterioration and obsolescence, a discounted cash flow model of income streams and comparable market sales.

U.S. Retirement Income Plan, or USRIP
Asset Allocation Ranges and Actual Allocations

The following asset allocation ranges and actual allocations were in effect as of December 31, 2012 and 2011:

		Actual
USRIP	Range	2012	2011
Large-Cap Equity	10%-35%	19.1%	13.9%
Small- and Mid-Cap Equity	0%-15%	4.0%	1.3%
International Equity	10%-30%	16.7%	10.7%
Private Equity	2%-10%	7.3%	6.2%
Hedge Funds	10%-30%	18.0%	17.3%
Real Assets	2%-10%	5.9%	5.2%
Fixed Income	15%-40%	27.5%	34.8%
Cash	0%-15%	1.5%	10.6%

Canadian Retirement Income Plan, or CRIP
Asset Allocation Ranges and Actual Allocations

The following specifies the asset allocation ranges and actual allocation as of December 31, 2012 and 2011:

		Actual
CRIP	Range	2012	2011
Canadian Equities	25%-50%	35.6%	34.8%
U.S. Equities	0%-19%	0.0%	5.2%
International Equities	0%-19%	14.1%	8.9%
Fixed Income	30%-70%	49.9%	50.5%
Money Market	0%-10%	0.4%	0.6%